Mortgage Loans Payable (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of Outstanding Mortgage Loans Payable Secured by Properties
At December 31, 2018 and 2017, the Account had outstanding mortgage loans payable secured by the following properties (millions):

Property	Interest Rate and Payment Frequency(2)	Principal Amounts Outstanding as of December 31,		Maturity
		2018	2017
Mass Court(1)	2.88% paid monthly	$90.2	$92.1	September 1, 2019
Red Canyon at Palomino Park(4)	5.34% paid monthly	27.1	27.1	August 1, 2020
Green River at Palomino Park(4)	5.34% paid monthly	33.2	33.2	August 1, 2020
Blue Ridge at Palomino Park(4)	5.34% paid monthly	33.4	33.4	August 1, 2020
Ashford Meadows Apartments	5.17% paid monthly	44.6	44.6	August 1, 2020
The Knoll(1)	3.98% paid monthly	16.9	17.5	December 5, 2020
The Corner	4.66% paid monthly	—	105.0	June 1, 2021
Ascent at Windward	3.51% paid monthly	34.6	—	January 1, 2022
The Palatine(1)	4.25% paid monthly	77.4	78.8	January 10, 2022
The Forum at Carlsbad(1)	4.25% paid monthly	87.3	88.9	March 1, 2022
Fusion 1560	3.42% paid monthly	37.4	—	June 10, 2022
The Colorado(1)	3.69% paid monthly	89.9	91.7	November 1, 2022
The Legacy at Westwood(1)	3.69% paid monthly	45.8	46.7	November 1, 2022
Regents Court(1)	3.69% paid monthly	38.8	39.6	November 1, 2022
Fourth & Madison(1)	3.75% paid monthly	198.2	200.0	June 1, 2023
Fourth & Madison	4.17% paid monthly	90.0	—	June 1, 2023
1001 Pennsylvania Avenue(1)	3.70% paid monthly	327.0	330.0	June 1, 2023
Biltmore at Midtown	3.94% paid monthly	36.4	—	July 5, 2023
Cherry Knoll	3.78% paid monthly	35.3	—	July 5, 2023
Lofts at SoDo	3.94% paid monthly	35.1	—	July 5, 2023
1401 H Street, NW	3.65% paid monthly	115.0	115.0	November 5, 2024
Circa Green Lake	3.71% paid monthly	52.0	—	March 5, 2025
Union - South Lake Union	3.66% paid monthly	57.0	—	March 5, 2025
Holly Street Village	3.65% paid monthly	81.0	—	May 1, 2025
Township Apartments	3.65% paid monthly	49.0	—	May 1, 2025
32 South State Street	4.48% paid monthly	24.0	24.0	June 6, 2025
780 Third Avenue	3.55% paid monthly	150.0	150.0	August 1, 2025

Property	Interest Rate and Payment Frequency(2)	Principal Amounts Outstanding as of December 31,		Maturity
		2018	2017
780 Third Avenue	3.55% paid monthly	$20.0	$20.0	August 1, 2025
701 Brickell Avenue	3.66% paid monthly	184.0	184.0	April 1, 2026
55 Second Street(5)	3.74% paid monthly	137.5	137.5	October 1, 2026
1900 K Street, NW	3.93% paid monthly	163.0	163.0	April 1, 2028
501 Boylston Street(6)	3.70% paid monthly	—	216.5	April 1, 2028
99 High Street	3.90% paid monthly	277.0	—	March 1, 2030
Total Principal Outstanding		$2,688.1	$2,238.6
Fair Value Adjustment(3)		(80.1)	(0.3)
Total Mortgage Loans Payable		$2,608.0	$2,238.3

(1)	The mortgage is adjusted monthly for principal payments.

(2)	Interest rates are fixed. Some mortgages held by the Account are structured to begin principal and interest payments after an initial interest only period.

(3)
The fair value adjustment consists of the difference (positive or negative) between the principal amount of the outstanding debt and the fair value of the outstanding debt. See Note 1—Organization and Significant Accounting Policies.

(4)	Represents mortgage loans on these individual properties which are held within the Palomino Park portfolio.

(5)	This mortgage is comprised of three individual loans, all with equal recourse, interest and maturity. The principal balances by loan are $79.0 million, $45.0 million, and $13.5 million.

(6)
On August 21, 2018, the Account sold a 49.9% interest in the property and transferred the remaining 50.1% to a joint venture investment. The debt was assumed by the buyer and new joint venture, respectively.

Schedule of Maturities of Long-term Debt	Principal payment schedule on mortgage loans payable as of December 31, 2018 was as follows (millions):

Amount
2019	$107.2
2020	171.7
2021	20.0
2022	407.7
2023	686.4
Thereafter	1,295.1
Total maturities	$2,688.1